Subordinated indebtedness - Additional Information (Detail) $ in Billions	Jun. 19, 2019 CAD ($)
Subordinated indebtedness [abstract]
Debentures principal amount	$ 1.5
Interest rate	2.95%
Borrowings, interest rate term	The Debentures bear interest at a fixed rate of 2.95% per annum (paid semi-annually) until June 19, 2024, and at the three-month Canadian dollar bankers' acceptance rate plus 1.18% per annum thereafter (paid quarterly) until maturity on June 19, 2029.